                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT        8/14/2000
    _____________________    _______________     ______________
         [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     85

Form 13F Information Table Value Total:     $162,026
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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

                                                           13F Report
                                                             6/30/00
                                               PROSPECTOR PARTNERS, LLC (Hartford)


    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------

                                                  FAIR
                    TITLE           CUSIP         MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------     --------         ------        ------    -------  ------  -------- ----------- --------   ----   ------  ----

ACE LTD COM        COMMON STOCK      G0070K103      4732     169000    SH                SOLE               169000    0     0
ADVANTA CORP
 USD.01 CL-B NONVT COMMON STOCK      007942204       191      22500    SH                SOLE                22500    0     0
AETNA INC COM      COMMON STOCK      008117103      2619      40800    SH                SOLE                40800    0     0
AFFILIATED COMPUTER
 SERVICES I        COMMON STOCK      008190100       447      13500    SH                SOLE                13500    0     0
ALLEGHANY CORP DEL
 NEW COM           COMMON STOCK      017175100      3763      22400    SH                SOLE                22400    0     0
ALLSTATE CORP COM  COMMON STOCK      020002101      1268      57000    SH                SOLE                57000    0     0
AMBAC FINANCIAL
 GROUP INC         COMMON STOCK      023139108      6476     118150    SH                SOLE               118150    0     0
AMER EXPRESS CO
 COM               COMMON STOCK      025816109      2111      40500    SH                SOLE                40500    0     0
AMERICAN FINICAL
 HOLDINGS          COMMON STOCK      026075101       176      11093    SH                SOLE                11093    0     0
AMERICAN GEN CORP
 COM               COMMON STOCK      026351106      3325      54500    SH                SOLE                54500    0     0
AON CORP           COMMON STOCK      037389103      4749     152900    SH                SOLE               152900    0     0
ARDEN RLTY GROUP
 INC COM REIT      COMMON STOCK      039793104       470      20000    SH                SOLE                20000    0     0
ARGOSY GAMING
 CORP COM          COMMON STOCK      040228108       288      20000    SH                SOLE                20000    0     0
BERKLEY W R CORP
 COM               COMMON STOCK      084423102      1558      83100    SH                SOLE                83100    0     0
BERKSHIRE HATHAWAY
 CL A INC DE       COMMON STOCK      084670108      1296         24    SH                SOLE                   24    0     0
BERKSHIRE HATHAWAY
 INC CLASS B       COMMON STOCK      084670207      5386       3060    SH                SOLE                 3060    0     0
BISYS GROUP INC
 COM               COMMON STOCK      055472104       578       9400    SH                SOLE                 9400    0     0
BOSTON PROPERTIES
 INC               COMMON STOCK      101121101       618      16000    SH                SOLE                16000    0     0





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

BROWN & BROWN INC
 COM STK           COMMON STOCK      115236101      5251     100975    SH                SOLE               100975    0     0
BYL BANCORP COM
 STK               COMMON STOCK      056064108       186      19600    SH                SOLE                19600    0     0
CARNIVAL CORP COM
 STK               COMMON STOCK      143658102       750      38500    SH                SOLE                38500    0     0
CHASE MANHATTAN
 CORP COM NEW      OPTIONS - CALLS   16161A2AJ      1198      26000    SH     CALL       SOLE                26000    0     0
CLARK/BARDES
 HOLDING INC COM   COMMON STOCK      180668105      4368     264700    SH                SOLE               264700    0     0
CNA FINL CORP COM  COMMON STOCK      126117100      3019      88800    SH                SOLE                88800    0     0
CONCORD EFS INC
 COM               COMMON STOCK      206197105      2562      98500    SH                SOLE                98500    0     0
CT BANCSHARES COM
 STK               COMMON STOCK      207540105       395      27000    SH                SOLE                27000    0     0
DATA BROADCASTING
 CORP              COMMON STOCK      237596101       126      20000    SH                SOLE                20000    0     0
DUKE RLTY INVTS
 INC COM NEW       COMMON STOCK      264411505       506      22600    SH                SOLE                22600    0     0
ELEC COMMUNICATIONS
 CORP              COMMON STOCK      284739109       105      38000    SH                SOLE                38000    0     0
EQUITY OFFICE
 PROPERTIES TRUST  REITS/RICS        294741103       551      20000    SH                SOLE                20000    0     0
EQUITY RESIDENTIAL
 PPTYS TR          REITS/RICS        29476L107       552      12000    SH                SOLE                12000    0     0
EVEREST RE GROUP
 LTD COM STK       COMMON STOCK      G3223R108      3246      98750    SH                SOLE                98750    0     0
FIDELITY NATL
 FINL INC COM      COMMON STOCK      316326107      2397     130900    SH                SOLE               130900    0     0
FINOVA GROUP INC
 COM               COMMON STOCK      317928109       247      19000    SH                SOLE                19000    0     0
FIRST DATA CORP
 COM               COMMON STOCK      319963104      6848     137850    SH                SOLE               137850    0     0
FIRST HEALTH
 GROUP CORP COM    COMMON STOCK      320960107       417      12700    SH                SOLE                12700    0     0
FIRST INVS FINL
 SVCS GROUP IN     COMMON STOCK      32058A101       950     200000    SH                SOLE               200000    0     0
FIRST UNION CORP
 COM               OPTIONS - CALLS   3373583AF       620      25000    SH     CALL       SOLE                25000    0     0
FIRST UNION CORP
 COM               OPTIONS - CALLS   3373583AG       323      13000    SH     CALL       SOLE                13000    0     0
GALLAGHER ARTHUR
 J & CO COM        COMMON STOCK      363576109       402       9570    SH                SOLE                 9570    0     0
HCC INS HLDGS INC
 COM               COMMON STOCK      404132102      3106     164540    SH                SOLE               164540    0     0
HELLER FINANCIAL   COMMON STOCK      423328103       365      17800    SH                SOLE                17800    0     0
HILB, ROGAL &
 HAMILTON CO       COMMON STOCK      431294107       304       8775    SH                SOLE                 8775    0     0





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

HOSPITALITY PPTYS
 TR COM SH B       COMMON STOCK      44106M102       609      27000    SH                SOLE                27000    0     0
IMS HEALTH INC COM
 STK               COMMON STOCK      449934108       721      40000    SH                SOLE                40000    0     0
INTUIT INC COM     COMMON STOCK      461202103      3339      80705    SH                SOLE                80705    0     0
J HANCOCK FINL COM
 STK               COMMON STOCK      41014S106      5708     241000    SH                SOLE               241000    0     0
JEFFERSON PILOT
 CORP COM          COMMON STOCK      475070108      1846      32700    SH                SOLE                32700    0     0
KAYE GROUP INC COM COMMON STOCK      486589104       108      18500    SH                SOLE                18500    0     0
LASALLE RE
 HOLDINGS LTD COM  COMMON STOCK      G5383Q101      1738     122500    SH                SOLE               122500    0     0
LIBERTY FINL CO
 INC COM           COMMON STOCK      530512102       274      12500    SH                SOLE                12500    0     0
LOEWS CORP COM     COMMON STOCK      540424108      1260      21000    SH                SOLE                21000    0     0
LONDON PACIFIC
 GROUP LTD ADR     ADRS STOCKS       542073101      1496     115000    SH                SOLE               115000    0     0
MACK-CALI REALTY
 CORP REIT         REITS/RICS        554489104       514      20000    SH                SOLE                20000    0     0
MARKEL CORP COM    COMMON STOCK      570535104      1275       9000    SH                SOLE                 9000    0     0
MARSH & MCLENNAN
 COS INC COM       COMMON STOCK      571748102      5833      55850    SH                SOLE                55850    0     0
MBIA INC COM       COMMON STOCK      55262C100       368       7640    SH                SOLE                 7640    0     0
MBNA CORP COM      COMMON STOCK      55262L100      1302      48000    SH                SOLE                48000    0     0
MELLON FINANCIAL
 CORP              COMMON STOCK      58551A108      2150      59000    SH                SOLE                59000    0     0
METLIFE INC COMM
 STOCK             COMMON STOCK      59156R108      1495      71000    SH                SOLE                71000    0     0
MICROSOFT CORP COM COMMON STOCK      594918104      3040      38000    SH                SOLE                38000    0     0
ML INTERNET COM
 STK               DEPOSITORY RECEI  46059W102      1083      10000    SH                SOLE                10000    0     0
MUTUAL RISK
 MANAGEMENT LTD    COMMON STOCK      628351108      2260     130566    SH                SOLE               130566    0     0
NEUBERGER BERMAN
 INC COM STK       COMMON STOCK      641234109      1400      30100    SH                SOLE                30100    0     0
OHIO CAS CORP COM  COMMON STOCK      677240103      1355     127600    SH                SOLE               127600    0     0
PAINE WEBBER
 GROUP INC COM     COMMON STOCK      695629105      1820      40000    SH                SOLE                40000    0     0
PARTNERRE LIMITED
 BERMUDA           COMMON STOCK      G6852T105      1740      49100    SH                SOLE                49100    0     0
PNC FINANCIAL
 SERVICES GRP      COMMON STOCK      693475105      2531      54000    SH                SOLE                54000    0     0
PORT FINANCIAL
 CORP COM STK      COMMON STOCK      734119100       687      49500    SH                SOLE                49500    0     0
PRESIDENTIAL LIFE
 CORP COM          COMMON STOCK      740884101      1387     100000    SH                SOLE               100000    0     0
PROFESSIONALS INS
 CO MGMT GROU      COMMON STOCK      742954100       489      20000    SH                SOLE                20000    0     0





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

PROVIDENT FINANCIAL
 HLDGS INC         COMMON STOCK      743868101       434      31120    SH                SOLE                31120    0     0
PXRE GROUP LTD
 COM STK           COMMON STOCK      G73018106      1267      93800    SH                SOLE                93800    0     0
RENAISSANCE RE
 HLDGS LTD COM     COMMON STOCK      G7496G103      4542     104270    SH                SOLE               104270    0     0
SAFECO CORP        COMMON STOCK      786429100      1215      61100    SH                SOLE                61100    0     0
SCOTTISH ANNUITY
 AND LIFE HOLD     COMMON STOCK      G7885T104       374      44600    SH                SOLE                44600    0     0
STATE STREET CORP
 COM               COMMON STOCK      857477103      2153      20300    SH                SOLE                20300    0     0
TORCHMARK CORP COM COMMON STOCK      891027104       357      14465    SH                SOLE                14465    0     0
U.S. BANCORP COM   OPTIONS - CALLS   9029731AD       289      15000    SH     CALL       SOLE                15000    0     0
Vesta Insurance
 Group Inc         COMMON STOCK      925391104     10471    1692212    SH                SOLE              1692212    0     0
WADDELL & REED
 FIN CL B          COMMON STOCK      930059209       286      10000    SH                SOLE                10000    0     0
WADDELL & REED
 FINANCIAL INC     COMMON STOCK      930059100      6195     192449    SH                SOLE               192449    0     0
WASHINGTON MUT
 INC COM           OPTIONS - CALLS   9393225AF      1444      50000    SH     CALL       SOLE                50000    0     0
XL CAPITAL LTD
 CL-A COM STK      COMMON STOCK      G98255105      6064     112036    SH                SOLE               112036    0     0
ZENITH NATL INS
 CORP              COMMON STOCK      989390109       262      12760    SH                SOLE                12760    0     0



























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